Cover	Sep. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2025
Entity File Number	001-41150
Entity Registrant Name	Southport Acquisition Corp
Entity Central Index Key	0001865200
Entity Tax Identification Number	86-3483780
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	295 W Center St.
Entity Address, City or Town	Provo
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84601
City Area Code	760
Local Phone Number	933-8437
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001
Trading Symbol	ANGX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false